Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2021
Registrant Name	dei_EntityRegistrantName	Frank Funds – File Nos. 333-113657 and 811-21532
Entity Central Index Key	dei_EntityCentralIndexKey	0001281790
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Prospectus Date	rr_ProspectusDate	Nov. 01, 2021
Frank Value Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to provide long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes fees and expenses that you may pay if you buy and hold Fund shares. You may be required to pay commission and/or other forms of compensation to a broker for transactions in Institutional Class shares, which are not reflected in the tables or the examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 54.94% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	54.94%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund’s principal investment strategy is value investing. The Fund invests in common stock of U.S. companies that the Fund’s adviser, Frank Capital Partners LLC (the “Adviser”), believes are underpriced based on the company’s intrinsic value. The Adviser defines intrinsic value as the price an intelligent and informed business owner would pay for the enterprise, and is independent from the current selling price in the stock markets.

The Adviser uses quantitative analysis to identify undervalued companies, examining such traditional value criteria as:

•	price-to-earnings, price-to-book value and price-to-cash flow ratios;
•	the discounted value of future cash flows;
•	acquisition values of similar companies; and
•	the value stockholders would receive if the company was liquidated.

The Adviser then performs subjective analysis, including the review of trade magazines, annual reports, and regulatory filings. Many of the companies in the Fund’s portfolio exhibit strong environmental, social and/or governance (“ESG”) characteristics. The Adviser considers the future growth potential of the company, its products and services, its industry position, and the quality of its management before making a final determination of the company’s intrinsic value.

The Fund invests in common stocks of companies that have strong financial positions, evidenced by balance sheets without significant debt or other liabilities compared to cash reserves. The Adviser believes financial markets place undue emphasis on a company’s income, often ignoring the balance sheet. Therefore, companies with strong balance sheets may have significantly discounted market prices. The Fund may invest in companies regardless of size, including small- and micro-cap companies. The Adviser sells common stocks when the market price exceeds its estimate of intrinsic value.

From time to time the Fund may be invested more heavily in a particular sector if the Adviser determines that companies in that sector present the best value. The Adviser may invest in “special situation” companies, including spin-offs and companies recently emerging from bankruptcy. The Fund may hold a significant portion of its assets in cash and cash equivalents if sufficient value opportunities are not present in the market.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund investment, loss of money is a risk of investing. An investment in (“the Fund”) is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The risks associated with an investment in the Fund can increase during times of significant market volatility, and there can be no assurance that the Fund will achieve its investment objective. The principal risks of investing in the Fund are:

Management Risk: A risk of investing in the Fund is that the Adviser’s strategy of investing in undervalued securities may fail. The Adviser may be incorrect in its assessment of the intrinsic value of the companies in which the Fund invests, or value stocks may be out of favor with investors.

Cash and Cash Equivalents Risk: At any time, the Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time.

Common Stock Risk: The Fund invests the majority of its assets in common stocks. Historically, common stocks are more volatile than other securities such as bonds. The common stock of a company that experiences financial distress may lose significant value or become worthless. The rights of common stockholders are subordinate to all other claims on a company’s assets including debt holders and preferred stockholders; therefore, the Fund could lose money if a company in which it invests becomes financially distressed.

Market Risk Disclosure: An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Fund represents an indirect investment in the investments owned by the Fund. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. The Fund is subject to the risk that geopolitical and other similar events will disrupt the economy on a national or global level. For instance, war, terrorism, market manipulation, government defaults, government shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, have had negative impacts, and in many cases severe negative impacts, on markets worldwide. Overall stock market risks may also affect the value of the Fund.

Special Situation Risk: The Fund may invest a significant portion of assets in special situations, such as spin-offs, companies recently emerging from bankruptcy, and merger securities. Spin-off companies may encounter difficulties because they are operating on their own for the first time, without the protection of their parent company. Spin-offs also may be created for the purpose of moving liabilities from the parent company to the spin-off. These potential problems may impair operating results, leading to losses to the Fund. Additionally, there is a possibility that the spin-off company may incur the business risk of the parent. Companies that have recently emerged from bankruptcy may still have the problems that caused the initial bankruptcy filing, leading to poor operating results or possibly another bankruptcy filing. These companies also may have weak financial positions. Merger securities may encounter complications arising from the expected transaction. Finally, the Adviser may incorrectly evaluate any of these special situation stocks, resulting in losses to the Fund.

Small-Cap and Mid-Cap Risk: Because the Fund may invest in smaller and mid-capitalization companies, the Fund will be subject to additional risks. The earnings and prospects of such companies are more volatile than larger companies, and they may experience higher failure rates than larger companies. The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies. Smaller and mid-capitalization may also have limited markets, product lines, or financial resources and may lack management experience.

Sector Risk: If the Fund’s portfolio is overweighted in a certain sector, any negative development affecting that sector will have a greater impact on the Fund than it would have on a fund that is not overweighted in that sector. The Fund may from time to time have a greater focus in certain sectors, and weakness in those sectors could result in significant losses to the Fund.

Value Investing Risk: Value stocks may remain undervalued during a given time period and may not ever realize their full value.

Risk Lose Money [Text]	rr_RiskLoseMoney	loss of money is a risk of investing.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the returns of the Fund, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Investor Class shares for each of the last 10 calendar years. The performance table compares the performance of the Fund's Investor Class, Class C, and Institutional Class shares over time to the performance of a broad-based securities market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.frankfunds.com.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.frankfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	TOTAL RETURNS FOR INVESTOR CLASS SHARES (for the years ended December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's Investor Class year-to-date return through September 30, 2021 was 3.84%. Best Quarter: 1st quarter 2013 12.36% Worst Quarter: 2nd quarter 2010 -15.32%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.36%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.32%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended December 31, 2020:
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	after-tax returns are calculated using the historical highest individual federal marginal income tax rates
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown in the table are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

In the performance table below, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown in the table are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Frank Value Fund | INVESTOR CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.97%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.24%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.07%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.53%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 156
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	483
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	834
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,824
Annual Return 2010	rr_AnnualReturn2010	10.26%
Annual Return 2011	rr_AnnualReturn2011	8.00%
Annual Return 2012	rr_AnnualReturn2012	9.02%
Annual Return 2013	rr_AnnualReturn2013	40.85%
Annual Return 2014	rr_AnnualReturn2014	3.74%
Annual Return 2015	rr_AnnualReturn2015	(6.21%)
Annual Return 2016	rr_AnnualReturn2016	3.56%
Annual Return 2017	rr_AnnualReturn2017	(2.81%)
Annual Return 2018	rr_AnnualReturn2018	(2.23%)
Annual Return 2019	rr_AnnualReturn2019	4.15%
Annual Return 2020	rr_AnnualReturn2020	12.84%
1 Year	rr_AverageAnnualReturnYear01	12.84%
5 Years	rr_AverageAnnualReturnYear05	2.95%
10 Years	rr_AverageAnnualReturnYear10	6.44%
Frank Value Fund | INVESTOR CLASS | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	12.84%
5 Years	rr_AverageAnnualReturnYear05	2.58%
10 Years	rr_AverageAnnualReturnYear10	5.54%
Frank Value Fund | INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	7.60%
5 Years	rr_AverageAnnualReturnYear05	2.19%
10 Years	rr_AverageAnnualReturnYear10	4.99%
Frank Value Fund | INVESTOR CLASS | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.40%
5 Years	rr_AverageAnnualReturnYear05	15.22%
10 Years	rr_AverageAnnualReturnYear10	13.88%
Frank Value Fund | CLASS C
Prospectus [Line Items]	rr_ProspectusLineItems
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.97%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.24%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.07%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.28%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 231
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	712
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,220
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,615
1 Year	rr_AverageAnnualReturnYear01	12.00%
5 Years	rr_AverageAnnualReturnYear05	2.18%
Since Inception	rr_AverageAnnualReturnSinceInception	5.66%	[2]
Frank Value Fund | CLASS C | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	11.99%
5 Years	rr_AverageAnnualReturnYear05	1.82%
Since Inception	rr_AverageAnnualReturnSinceInception	4.75%	[2]
Frank Value Fund | CLASS C | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	7.10%
5 Years	rr_AverageAnnualReturnYear05	1.61%
Since Inception	rr_AverageAnnualReturnSinceInception	4.36%	[2]
Frank Value Fund | CLASS C | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.40%
5 Years	rr_AverageAnnualReturnYear05	15.22%
Since Inception	rr_AverageAnnualReturnSinceInception	13.88%	[2]
Frank Value Fund | INSTITUTIONAL CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.97%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.24%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.07%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.28%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 130
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	406
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	702
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,545
1 Year	rr_AverageAnnualReturnYear01	13.10%
5 Years	rr_AverageAnnualReturnYear05	3.20%
Since Inception	rr_AverageAnnualReturnSinceInception	6.70%	[2]
Frank Value Fund | INSTITUTIONAL CLASS | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	13.10%
5 Years	rr_AverageAnnualReturnYear05	2.79%
Since Inception	rr_AverageAnnualReturnSinceInception	5.77%	[2]
Frank Value Fund | INSTITUTIONAL CLASS | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	7.75%
5 Years	rr_AverageAnnualReturnYear05	2.36%
Since Inception	rr_AverageAnnualReturnSinceInception	5.19%	[2]
Frank Value Fund | INSTITUTIONAL CLASS | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.40%
5 Years	rr_AverageAnnualReturnYear05	15.22%
Since Inception	rr_AverageAnnualReturnSinceInception	13.88%	[2]
West Hills Tactical Core Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The West Hills Core Fund’s investment objective is to provide long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes fees and expenses that you may pay if you buy and hold West Hills Core Fund’s (formerly, the West Hills Tactical Core Fund) (the “Fund”) shares.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 24.54% of the average value of its portfolio. During the most recent fiscal year, the Fund was managed by a different strategy and different adviser than the previous fiscal year.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	24.54%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing at least 50% of net assets in common stocks or exchange traded funds (“ETFs”) included in the S&P 500 Index®, which broadly represents the performance of common stocks publicly traded in the United States. The Fund may also hold up to 50% of net assets in cash and cash equivalents as a means of reducing the Fund’s volatility when the Adviser’s view of volatility indexes mandates. The Adviser will use volatility indexes such as the 9-day CBOE S&P 500 Index, 1-month CBOE S&P 500 Index, 3-month CBOE S&P 500 Index, 6-month CBOE S&P 500 Index, and 1-year observed CBOE Volatility Index to determine its allocation in common stocks, exchange traded funds, or cash equivalents.

Under normal circumstances, the Adviser may also write covered calls on up to 100% of Fund assets in order to generate income for the Fund. In addition to covered calls, the Fund’s Adviser will use put options for hedging purposes on its equity positions.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The risks associated with an investment in the Fund can increase during times of significant market volatility, and there can be no assurance that the Fund will achieve its investment objective. The principal risks of investing in the Fund are:

Cash and Cash Equivalents Risk: At any time, the Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time.

Common Stock Risk: The Fund may have significant investments in common stocks. Historically, common stocks are more volatile than other securities such as bonds. The common stock of a company that experiences financial distress may lose significant value or become worthless. The rights of common stockholders are subordinate to all other claims on a company’s assets including debt holders and preferred stockholders; therefore, the Fund could lose money if a company in which it invests becomes financially distressed.

ETF Risk: The cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. Each ETF is subject to specific risks, depending on the nature of the ETF.

Put and Call Option Risk: The seller (writer) of a call option which is covered (e.g., the writer holds the underlying security) assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise price of the option. The buyer of a call option assumes the risk of losing its entire premium invested in the call option. The seller (writer) of a put option which is covered (e.g., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received, and gives up the opportunity for gain on the underlying security below the exercise price of the option. The buyer of a put option assumes the risk of losing his entire premium invested in the put option.

Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund’s portfolio. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns.

Portfolio Turnover Risk: The Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. To the extent the Fund has high portfolio turnover, it will generally incur additional costs due to greater brokerage commission expenses (and dealer spreads built into the cost of the securities) than those incurred by a fund with a lower portfolio turnover rate. The higher portfolio turnover rate may result in the realization for federal income tax purposes of additional net capital gains, which also may result in substantial ordinary income to shareholders. These factors may negatively affect the Fund’s performance.

Cybersecurity Risks: Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices utilized by the Fund potentially can be breached. The Fund and its shareholders could be negatively impacted because of a cybersecurity breach.

Risk Lose Money [Text]	rr_RiskLoseMoney	loss of money is a risk of investing
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

This section normally would include a bar chart and average annual total return table. This information is not included because the Fund does not have a full calendar year of investment returns since the Fund most recently changed its investment adviser and strategy.

West Hills Tactical Core Fund | West Hills Tactical Core Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Redemption Fee	rr_RedemptionFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.99%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	3.85%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	4.84%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.18%)	[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.66%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 169
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	523
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,593
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 4,283
Camelot Event Driven Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Camelot Event-Driven Fund’s (the “Fund”) investment objective is to provide long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Frank Funds (the “Trust”).  More information about these and other discounts is available from your financial professional and in the “Reduction or Waiver of Front-End Sales Charges” section on page 21 of the Fund’s Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 287% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	287.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To achieve the Fund’s investment objective, the Adviser invests in the securities of publicly traded companies involved in mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations, or similar events (“corporate reorganizations”). A variety of strategies can be employed to capitalize on the mispricing of corporate securities during corporate reorganizations, including transactions involving common and preferred stock, debt instruments and derivative securities. In addition, the Fund may invest in a variety of debt instruments, including U.S. Government securities and structured notes:

•	Merger Arbitrage. The Fund invests in the securities of companies subject to publicly announced corporate reorganizations.
•	Capital Structure Arbitrage. A variety of strategies can be employed to capitalize on the mispricing of corporate securities during reorganizations, including transactions involving common and preferred stock, debt instruments and derivative securities. Many companies issue different types of securities in addition to equity securities, and sometimes issue different types of equity securities. Capital structure arbitrage involves investing in two different types of securities issued by the same company if they are believed to be mispriced relative to each other. The securities typically differ in their voting rights, dividend or interest rates and rights, liquidation preference, liquidity in the financial markets, seniority or other factors. Typically, one of these securities is purchased, while the other is sold short. The profit or loss realized by the Fund will depend on the relative price performance of the two securities as well as their relative dividends rates.
•	Distressed Securities Investments. The Fund invests in distressed securities, which are securities of companies that are in or believed to be near bankruptcy or whose securities are otherwise undergoing extreme financial situations that put the continuation of the issuer as a going concern at risk. Distressed securities include below investment-grade securities.
•	Special Situation Securities. The Fund may also invest in “special situation” securities when the Fund’s Adviser believes such investments will benefit the Fund. A special situation arises when, in the Adviser’s opinion, the securities of a company will experience an unusual gain or loss solely by reason of a development particularly or uniquely applicable to that company. Such situations include, but are not limited to: material litigation, technological breakthroughs and new management or management policies. Special situation investments may include illiquid or restricted securities, such as private equity investments, and initial public offerings.
•	Proxy Fight Investments. The Fund invests in securities of issuers that in the opinion of the Adviser may become subject to a change of control fight. There are typically proxy fights by minority investors seeking to have their representatives elected to the board of trustees or directors, often with the intention of replacing existing management or selling the company. Profits are expected from the eventual success of the new board of trustees or directors in increasing the company’s value. The Fund may invest with the intention of participating actively in the change of control, or staying passive. Although some of the companies the Fund targets as a “proxy fight investment” may be considered potential candidates for a merger takeover, proxy fights differ from merger arbitrage in that no concrete acquisition may have been proposed yet, and may not be proposed in the future.

•	Short Sales. The Fund may invest up to 50% of its net assets in short sales on equities at any given time.
•	Debt Instruments. The Fund may invest in all types of fixed-income securities including convertible debt, options, as well as privately negotiated options. The Fund may invest without restriction as to credit rating, maturity or duration. The Fund may purchase below investment grade securities, commonly referred to as “junk.”
•	Tactical Allocation. Because the Fund is a tactical allocation fund, the assets of the Fund will shift on a short-term basis to take advantage of perceived differences in relative values of the various asset classes in which the Fund invests. The Fund will tactically allocate capital among a diverse range of trading strategies and markets, wherever the Adviser perceives opportunity.
•	Foreign Securities Investments. The Fund may invest in securities of foreign issuers, securities traded principally in securities markets outside the United States, U.S. traded securities of foreign issuers and/or securities denominated in foreign currencies (together, “foreign securities”). The Fund may seek exposure to foreign securities by investing in Depositary Receipts.
•	Derivative Instruments (Including Options and Swaps). The event arbitrage strategy employed by the Fund may include the use of derivatives. Options and swaps may be used for hedging purposes, as a substitute for investments in the underlying securities, to increase or decrease exposure (leverage), or for the purpose of generating income. The Fund may buy call or put options to implement its principal investment strategies. The Fund may write (sell) call options on securities that it owns. This allows the Fund to generate income on securities that the Adviser believes have a low likelihood of appreciating significantly until the option expiration. Similarly, options may be written (sold) if the Adviser is willing to purchase the underlying securities at a lower price. Hedging through derivatives may be done on underlying securities such as individual securities, market indices, as well as foreign currency or commodity exposure. Options contracts may be used to decrease (hedge) or increase market exposure, exposure to specific securities or exposure to other factors that may influence an event.

Some of these strategies involve the use of arbitrage, which involves taking advantage of small price differences between two otherwise equivalent assets. As compared with conventional investing, the Adviser considers the Fund’s investment strategies to be less dependent on the overall direction of stock prices. In managing the Fund, the Adviser may engage in frequent buying and selling, resulting in a high portfolio turnover rate.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The risks associated with an investment in the Fund can increase during times of significant market volatility, and there can be no assurance that the Fund will achieve its investment objective. The principal risks of investing in the Fund are:

Merger Arbitrage Risk. Certain of the proposed reorganizations in which the Fund invests may be renegotiated or terminated, in which case losses may be realized.

Capital Structure Arbitrage Risk. The perceived mispricing identified by the Adviser may not disappear or may even increase, in which case losses may be realized.

Distressed Securities Risk. Investment in distressed securities may be considered speculative and may present substantial risk of loss. Below investment-grade securities involve greater risks of default or downgrade and are more volatile than investment-grade securities. Additionally, below investment-grade securities involve greater risk of price declines than investment-grade securities due to actual or perceived changes in the issuer’s creditworthiness. Such securities are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could adversely affect the market value of the securities.

Debt Instruments Risk. Debt instruments are generally subject to the risk that the issuer will default on interest or principal payments. The Fund could lose money if an issuer of a fixed income security cannot meet its financial obligations or goes bankrupt. Adverse changes in the creditworthiness of an issuer can have an adverse effect on the value of the issuer’s securities.

Interest Rate Risk. Fixed-income securities are subject to the risk that the securities could lose value because of interest rate changes. For example, bonds tend to decrease in value if interest rates rise. Debt obligations with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes than debt obligations with shorter maturities.

High Yield Risk. Lower-quality bonds, known as "high yield" or "junk" bonds, present a significant risk for loss of principal and interest. These bonds offer the potential for higher return, but also involve greater risk than bonds of higher quality, including an increased possibility that the bond's issuer, obligor or guarantor may not be able to make its payments of interest and principal. If that happens, the value of the bond may decrease, the Fund's share price may decrease and its income may be reduced. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund's ability to sell its bonds. Such securities also may include "Rule 144A" securities, which are subject to resale restrictions. The lack of a liquid market for these bonds could decrease the Fund's share price.

Structured Note Investment Risk. Principal repayments and/or interest payments on structured notes are dependent upon one or more of the following factors: currency exchange rates, interest rates, stock and stock indices, which may cause the principal repayments and/or payments to be subject to the related risks of each applicable factor.

Proxy Fight Risk. A proxy fight may not be concluded successfully, or the increase in value anticipated through the change of control may not materialize, in which case losses may be realized.

Short Selling Risk. Positions in shorted securities are speculative and more risky than long positions. Such investments involve the risk of an unlimited increase in the market price of the security sold short, which could result in a theoretically unlimited loss. Short sale strategies are often categorized as a form of leveraging or speculative investment. The use of leverage may multiply small price movements in securities into large changes in value. As a result of using leverage, the Fund’s share price may be more volatile than if no leverage were used.

Management Risk. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its decisions will produce the intended result.

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund’s portfolio. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns.

Foreign Securities Risk. Investments in foreign securities involve greater risks compared to domestic investments for the following reasons: foreign companies may not be subject to the regulatory requirements of U.S. companies, so there may be less publicly available information about foreign issuers than U.S. companies; foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards; dividends and interest on foreign securities may be subject to foreign withholding taxes and such taxes may reduce the net return to Fund shareholders; and foreign securities are often denominated in a currency other than the U.S. dollar, which will subject the Fund to the risks associated with fluctuations in currency values.

ADR Risk. ADRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

Derivative Instruments (Including Options and Swaps) Risk. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, are correlated with the performance of other investments which they are used to hedge, or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or may suddenly become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices of derivatives.

Counterparty Risk. A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

Special Situations Risk. Special situations often involve much greater risk than is found in the normal course of investing. Special situation investments may not have the effect on a company’s price that the Adviser expects, which could negatively impact the Fund.

Initial Public Offering (“IPO”) Risk. IPO shares frequently are volatile in price, and may be held for only a short period of time, leading to increased portfolio turnover and expenses, such as commissions and transaction costs. When sold, IPO shares may result in realized taxable gains.

Liquidity Risk. This is the risk that the market for a security or other investment cannot accommodate an order to buy or sell the security or other investment in the desired timeframe and/or at the desired price. The values of illiquid investments are often more volatile than the values of more liquid investments. It may be more difficult for the Fund to determine a fair value of an illiquid investment than that of a more liquid comparable investment.

Portfolio Turnover Risk. A higher portfolio turnover will result in higher transactional and brokerage costs.

Risk Lose Money [Text]	rr_RiskLoseMoney	loss of money is a risk of investing
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart displays the annual return of the Fund over the past ten years. The bar chart also illustrates the variability of the performance from year to year and provides some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad-based securities market index. Fund performance shown does not reflect Class A Shares sales charges. Performance would be lower if sales charges were included. Past performance does not guarantee or predict future results. The Fund acquired all of the assets and liabilities of Quaker Event Arbitrage Fund (the “Predecessor Fund”), a former series of Quaker Investment Trust, in a tax-free reorganization on June 22, 2018. In connection with this acquisition, shares of the Predecessor Fund’s Class A, Class C and Institutional Class Shares were exchanged for Class A, Class A and Institutional Class Shares of the Fund, respectively. The Predecessor Fund had an investment objective and strategies that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. The performance information set forth below reflects the historical performance for the period after June 22, 2018 and for the Predecessor Fund shares for periods prior to June 22, 2018. Updated performance information will be available at no cost by calling 1-855-318-2804.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	855-318-2804
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not guarantee or predict future results.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown, the Fund’s highest return for a quarter was 35.55% during the third quarter 2020, and the Fund’s lowest return was -26.97% during the first quarter 2020. The Fund’s Class A shares’ total year-to-date return through September 30, 2021 was 21.12% on a load-waived basis.

Performance Table* - Average Annual Total Returns (For periods ended December 31, 2020)

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	35.55%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.97%)
Performance Table Heading	rr_PerformanceTableHeading	Annual Total Returns
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts
Performance Table Footnotes	rr_PerformanceTableFootnotesTextBlock

*Performance information prior to June 7, 2010 represents that of the Pennsylvania Avenue Event-Driven Fund (the “Pennsylvania Avenue Fund”) a series of the Pennsylvania Avenue Funds. On June 7, 2010, the Pennsylvania Avenue Fund was reorganized into the Quaker Event Arbitrage Fund (the “Reorganization”). Prior to the Reorganization, the Fund had no assets or liabilities. The Quaker Event Arbitrage Fund had investment objectives, strategies and policies substantially similar to those of the Pennsylvania Avenue Fund, which was managed by one of the Fund’s Portfolio Managers, Thomas Kirchner.

Camelot Event Driven Fund | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.30%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.10%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.04%
Component3 Other Expenses	rr_Component3OtherExpensesOverAssets	0.96%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.10%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.65%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.61%)	[5]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.04%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 697
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,228
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,785
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,295
Annual Return 2010	rr_AnnualReturn2010	7.45%
Annual Return 2011	rr_AnnualReturn2011	(5.70%)
Annual Return 2012	rr_AnnualReturn2012	5.86%
Annual Return 2013	rr_AnnualReturn2013	12.28%
Annual Return 2014	rr_AnnualReturn2014	2.12%
Annual Return 2015	rr_AnnualReturn2015	(8.57%)
Annual Return 2016	rr_AnnualReturn2016	13.80%
Annual Return 2017	rr_AnnualReturn2017	8.16%
Annual Return 2018	rr_AnnualReturn2018	1.70%
Annual Return 2019	rr_AnnualReturn2019	14.90%
Annual Return 2020	rr_AnnualReturn2020	18.84%
1 Year	rr_AverageAnnualReturnYear01	12.29%
5 Years	rr_AverageAnnualReturnYear05	10.06%
10 Years	rr_AverageAnnualReturnYear10	5.39%
Camelot Event Driven Fund | Class A Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	11.82%	[6]
5 Years	rr_AverageAnnualReturnYear05	9.35%	[6]
10 Years	rr_AverageAnnualReturnYear10	4.26%	[6]
Camelot Event Driven Fund | Class A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	9.16%
5 Years	rr_AverageAnnualReturnYear05	7.60%
10 Years	rr_AverageAnnualReturnYear10	3.67%
Camelot Event Driven Fund | Class A Shares | S&P 500 Total Return Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.40%	[7]
5 Years	rr_AverageAnnualReturnYear05	15.22%	[7]
10 Years	rr_AverageAnnualReturnYear10	13.88%	[7]
Camelot Event Driven Fund | Institutional Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.30%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.10%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.04%
Component3 Other Expenses	rr_Component3OtherExpensesOverAssets	0.95%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.09%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.39%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.60%)	[5]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.79%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 182
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	688
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,221
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,681
1 Year	rr_AverageAnnualReturnYear01	19.28%
5 Years	rr_AverageAnnualReturnYear05	11.65%
Since Inception	rr_AverageAnnualReturnSinceInception	6.28%
Camelot Event Driven Fund | Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.78%
5 Years	rr_AverageAnnualReturnYear05	10.85%
Since Inception	rr_AverageAnnualReturnSinceInception	5.08%
Camelot Event Driven Fund | Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	11.41%
5 Years	rr_AverageAnnualReturnYear05	8.85%
Since Inception	rr_AverageAnnualReturnSinceInception	4.36%
Camelot Event Driven Fund | Institutional Class Shares | S&P 500 Total Return Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.40%	[7]
5 Years	rr_AverageAnnualReturnYear05	15.22%	[7]
Since Inception	rr_AverageAnnualReturnSinceInception	13.88%	[7]

[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	The Investor Class commenced investment operations on July 21, 2004, the Fund’s Class C on September 23, 2010, and the Institutional Class on November 3, 2010.
[3]	Acquired Fund Fees and Expenses are indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[4]	Frank Capital Partners LLC (the “Adviser”), has contractually agreed to waive its management fees and/or assume expenses to the extent necessary to reduce the Total Annual Fund Operating Expenses (exclusive of any front-end or contingent deferred loads, taxes, all interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees, 12b-1 fees and expenses, and extraordinary expenses such as litigation) when they exceed 1.49% of the Fund’s average daily net assets (the “Annualized Expense Ratio”). This agreement will continue in effect until October 31, 2022. Any waivers and reimbursements made by the Adviser to the Fund are subject to recoupment by the Adviser within three (3) years following the date of such waiver or reimbursement, provided that such recoupment does not cause the Total Annual Fund Operating Expenses to exceed the Annualized Expense Ratio in effect at the time of the (i) fee waiver and/or expense assumption, or (ii) the fee recoupment. This agreement shall be terminated upon the termination of the advisory agreement or, with respect to the Fund, in the event of its merger or liquidation.
[5]	Camelot Event-Driven Advisors, LLC (the “Adviser”), has contractually agreed to waive its management fees and/or assume expenses to the extent necessary to reduce the Total Annual Fund Operating Expenses (exclusive of any front-end or contingent deferred loads, taxes, all interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees, 12b-1 fees and expenses, and extraordinary expenses such as litigation) when they exceed 1.74% of the Fund’s average daily net assets (the “Annualized Expense Ratio”). This agreement will continue in effect until October 31, 2022. Any waivers and reimbursements made by the Adviser to the Fund are subject to recoupment by the Adviser within three (3) years following the date of such waiver or reimbursement, provided that such recoupment does not cause the Total Annual Fund Operating Expenses to exceed the Annualized Expense Ratio in effect at the time of the (i) fee waiver and/or expense assumption, or (ii) the fee recoupment. This agreement shall be terminated upon the termination of the advisory agreement or, with respect to the Fund, in the event of its merger or liquidation.
[6]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class; after-tax returns for the other class will vary.
[7]	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies, which represents the performance of the stock market generally and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.